Income Taxes - Income Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
As at January 1	$ 1,112	$ 15,546	$ 1,120
Current tax	2,283	3,280	16,636
Withholding tax upon dividend declaration from PRC entities	3,674	2,186	5,148
Tax paid (note)	(3,728)	(18,891)	(5,014)
Reclassification (from)/to prepaid tax	(397)	(241)	25
Reclassification to deferred tax	11
Divestment of subsidiaries	(177)
Divestment of an equity investee (Note 22)			(2,644)
Exchange difference	(198)	(768)	275
As at December 31	$ 2,580	1,112	$ 15,546
HBYS
Capital gain tax paid for gain on divestment of an equity investee		$ 14,400